9. Significant Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Significant Customers
Significant Customers

The Company sells its products primarily through high-volume retailers and distributors, Internet service providers, value-added resellers, PC system integrators, and original equipment manufacturers ("OEMs"). The Company supports its major accounts in their efforts to offer a well-chosen selection of attractive products and to maintain appropriate inventory levels.

Relatively few customers have accounted for a substantial portion of the Company’s revenues.  In the third quarter of 2015, three customers accounted for 79% of our total net sales with our largest customer accounting for 48% of our net sales. In the first nine months of 2015, three customers accounted for 77% of the Company’s total net sales with our largest customer accounting for 46% of our net sales. At September 30, 2015, three customers accounted for 90% of our gross accounts receivable, with our largest customer representing 61% of our gross accounts receivable. In the third quarter of 2014, three customers accounted for 72% of our net sales with our largest customer accounting for 51% of our net sales. In the first nine months of 2014, three customers accounted for 73% of our total net sales with our largest customer accounting for 54% of our net sales. At September 30, 2014 three customers accounted for 88% of our gross accounts receivable, with our largest customer representing 65% of our gross accounts receivable.

The Company’s customers generally do not enter into long-term agreements obligating them to purchase products. The Company may not continue to receive significant revenues from any of these or from other large customers. A reduction or delay in orders from any of the Company’s significant customers, or a delay or default in payment by any significant customer, could materially harm the Company’s business and prospects. Because of the Company’s significant customer concentration, its net sales and operating income (loss) could fluctuate significantly due to changes in political or economic conditions, or the loss, reduction of business, or less favorable terms for any of the Company's significant customers.

The Company sells its products primarily through high-volume distributors and retailers, Internet service providers, telephone service providers, value-added resellers, PC system integrators, and original equipment manufacturers ("OEMs"). The Company supports its major accounts in their efforts to discern strategic directions in the market, to maintain appropriate inventory levels, and to offer a balanced selection of attractive products.

Relatively few customers have accounted for a substantial portion of the Company’s revenues.  In 2014 three customers accounted for 74% of our total net sales, with our largest customer accounting for 53% of our net sales. At December 31, 2014, three customers accounted for 92% of our gross accounts receivable, with our largest customer representing 64% of our gross accounts receivable. In 2013 three customers accounted for 69% of the Company’s total net sales with our largest customer accounting for 51% of our net sales. At December 31, 2013, three customers accounted for 84% of our gross accounts receivable, with our largest customer representing 71% of our gross accounts receivable.

The Company’s customers generally do not enter into long-term agreements obligating them to purchase products. The Company may not continue to receive significant revenues from any of these or from other large customers. A reduction or delay in orders from any of the Company’s significant customers, or a delay or default in payment by any significant customer could materially harm the Company’s business and prospects. Because of the Company’s significant customer concentration, its net sales and operating income (loss) could fluctuate significantly due to changes in political or economic conditions, or the loss, reduction of business, or less favorable terms for any of the Company's significant customers.